Stock-based Compensation - Equity Incentive Plan (Details) $ in Thousands		12 Months Ended
	May 08, 2015	Dec. 31, 2016 USD ($) employee shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Stock-based Compensation
Common stock, shares outstanding		641,665,172	639,065,172
Number of options replaced		26,849,000	46,521,000	24,345,000
2006 Plan
Stock-based Compensation
Common stock, shares outstanding		641,665,172
Outstanding warrants		0
Exercise price as a percent to fair market value (as a percent)		100.00%
Minimum shareholding for exercise price to be not less than 110% of the fair value of market value of shares on grant date (as a percent)		10.00%
Percentage of shares issued to shares authorized		9.00%
2006 Plan | Stockholder with 10% or greater shareholding
Stock-based Compensation
Exercise price as a percent to fair market value (as a percent)		110.00%
2015 Plan
Stock-based Compensation
Exercise price as a percent to fair market value (as a percent)	100.00%
Percentage of shares issued to shares authorized	9.00%
Options | 2015 Plan
Stock-based Compensation
Number of employees accepted the replacement | employee		224
Number of options replaced		13,787,750
Total incremental compensation cost | $		$ 1,263
Options | 2015 Plan | Vesting on first anniversary
Stock-based Compensation
Vesting rights, percentage		25.00%
Options | 2015 Plan | Vesting on second anniversary
Stock-based Compensation
Vesting rights, percentage		25.00%
Options | 2015 Plan | Vesting on third anniversary
Stock-based Compensation
Vesting rights, percentage		25.00%
Options | 2015 Plan | Vesting on fourth anniversary
Stock-based Compensation
Vesting rights, percentage		25.00%
Time-based Options
Stock-based Compensation
Number of options replaced		26,849,000	46,521,000	24,345,000
Time-based Options | Annually
Stock-based Compensation
Annual vesting (as a percent)		25.00%
Restricted Stock Units (RSUs) | Management
Stock-based Compensation
Vesting rights, percentage		100.00%
Stock exercised during period, shares		19,200,000
Restricted Stock Units (RSUs) | 2006 Plan
Stock-based Compensation
Total number of shares granted		20,468,400
Restricted Stock
Stock-based Compensation
Total number of shares granted			20,468,400	525,000
Fair value of shares vested | $		$ 2,423	$ 4,812	$ 410
Minimum | Options
Stock-based Compensation
Expiration period		5 years
Vesting period		1 year
Minimum | Time-based Options
Stock-based Compensation
Expiration period		3 years
Minimum | Restricted Stock Units (RSUs) | Other Management and Staff
Stock-based Compensation
Vesting period		1 year
Maximum | Options
Stock-based Compensation
Expiration period		10 years
Vesting period		4 years
Maximum | Time-based Options
Stock-based Compensation
Expiration period		10 years
Maximum | Restricted Stock Units (RSUs) | Other Management and Staff
Stock-based Compensation
Vesting period		4 years